SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 17, 2020	Mar. 14, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Insured amount						$ 250,000
Transaction costs		$ 15,688,848
Underwriting fees		5,520,000
Deferred underwriting fee payable		9,660,000					$ 9,660,000
Other offering costs		508,848
Charged to temporary equity		15,239,420
Offering cost expense		$ 449,428
Effective tax rate (in percent)						0.30%	0.00%
Statutory tax rate						21.00%	21.00%
Unrecognized tax benefits						$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties						0	0
Working capital						3,002,523
Cash						224,489	406,126
Net income						8,346,820	9,207,884
Cash for operating activities						761,098	$ 595,321
Successor [Member]
Property, Plant and Equipment [Line Items]
Effective tax rate (in percent)	164.00%
Working capital	$ 3,052,000			$ 3,052,000
Cash	6,724,000			6,724,000
Net income	2,758,000
Cash for operating activities	4,431,000
Reduction in accrued liabilities	$ 3,888,000			3,888,000
Cash and cash equivalents, description	As of March 31, 2023 (Successor), the Company had cash equivalents of approximately $2,000 thousand of certificates of deposit held by a number of banks limited to $250 thousand per bank with a duration of 90 days or less
Deferred Revenue	$ 2,690,000			$ 2,690,000
Revenue Recognized	170,000
Stock-based compensation	2,000
Changes in estimated fair value of warrants	1,686,000
Impairment charges of long-lived assets	$ 0
Successor [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets useful life				1 year
Successor [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets useful life				10 years
Predecessor [Member]
Property, Plant and Equipment [Line Items]
Net income			$ (4,380,000)		$ (1,671,000)
Cash for operating activities			5,144,000		4,140,000
Deferred Revenue						$ 2,162,000
Revenue Recognized			865,000		1,328,000
Stock-based compensation			158,000		647,000
Impairment charges of long-lived assets			$ 0		$ 0
Common stock subject to redemption
Property, Plant and Equipment [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)						387,551	27,600,000
Common Class A [Member]
Property, Plant and Equipment [Line Items]
Number of warrants to purchase shares issued						24,080,000